Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes (Tables) [Line Items]
Schedule of deferred tax asset
The significant components of the Company’s deferred tax assets consisted of the following:

	(in thousands) Years Ended December 31,
	2021	2020
Deferred income tax assets:
Accrual to cash	$—	$3,971
Accrued bonus	3,156	189
Stock-based compensation	1,068	748
Deferred rent	2	22
Deferred revenue	2,211	311
Bad debt expense	121	100
Contributions	19	18
Depreciation	85	34
163(j) interest limitation	1,148	—
Warrants	47	—
Net operating losses	20,840	14,291

Total deferred income tax assets	28,697	19,684
Less: valuation allowance	(28,697)	(18,570)
Deferred income tax liabilities:
Amortization	—	(30)
Depreciation	—	—
Accrual to cash	—	(1,084)

Total deferred income tax liabilities	—	(1,114)

Total deferred tax assets, net	$—	$—

Schedule of reconciliation of the Company's effective income tax rate
A reconciliation of the statutory tax rates and the effective tax rates is as follows:

	(in thousands) Years Ended December 31,
	2021		2020
U.S. federal statutory income tax rate	$(7,742)	21.0%	$(6,043)	21.0%
State taxes, net of federal benefit	(2,542)	6.9%	(2,001)	7.0%
Non-deductible interest expense	—	0.0%	—	0.0%
Other non-deductible items	156	-0.4%	35	-0.1%
Valuation allowance	10,128	-27.5%	8,009	-27.9%

Income tax expense	$—	0.0%	$—	0.0%

B Riley Principal 150 Merger Corp [Member]
Income Taxes (Tables) [Line Items]
Schedule of deferred tax asset

	As of December 31,
	2021	2020
Deferred tax assets:
Accrued liabilities and other	$8,663	$—
Net operating loss carryforward	228,347	304

Total deferred tax assets	237,010	304
Valuation allowance	(237,010)	(304)

Net deferred tax asset	$—	$—

Schedule of the income tax provision

	Year Ended December 31, 2021	For the period from June 19, 2020 (Inception) through December 31, 2020
Current:
Federal	$228,347	$304
Deferred:
Federal	8,663	—

Total benefit	237,010	304
Valuation allowance	(237,010)	(304)

Total provision for income taxes	$—	$—

Schedule of reconciliation of the Company's effective income tax rate

	Year Ended December 31, 2021	from June 19, 2020 (Inception) through December 31, 2020
Benefit for income taxes at federal statutory rate	21.0%	21.0%
Offering costs associated with warrants recorded as a liability	(0.4)%	—
Transaction costs not tax deductible	(7.0)%	—
Change in fair value of warrants	(10.2)%
Valuation allowance	(3.4)%	(21.0)%

Effective income tax rate	0.0%	0.0%